Property, plant and equipment - Owned assets and leased assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Owned assets	€ 2,176	€ 2,223
Leased assets	130	132
Total	€ 2,306	€ 2,355